Losses per Share (Tables)	12 Months Ended
Dec. 31, 2015
Losses per Share [Abstract]
Losses per Share
	For the years ended December 31,
	2013			2014				2015
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/(loss) attributable to DryShips Inc.	$(223,093)	-	$-	$(47,512)	-	$-	$(2,847,061)	-	$-
-Less: Non-vested common stock dividends declared and undistributed earnings	(56)	-	-	(697)	-	-	(570)	-	-
Basic EPS
Income/(loss) available to common stockholders	$(223,149)	15,362,532	$(14.53)	$(48,209)	18,241,265	$(2.64)	$(2,847,631)	26,598,361	$(107.06)
Dilutive effect of securities
Diluted EPS
Income/(loss) available to common stockholders	$(223,149)	15,362,532	$(14.53)	$(48,209)	18,241,265	$(2.64)	$(2,847,631)	26,598,361	$(107.06)